UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2007

This filing is being made solely for the purpose of including the Code of Ethics as of the end of the period covered by the report as Exhibit (a)(1) to this Form N-CSR, which was inadvertently omitted from the Form N-CSR originally filed with the Securities and Exchange Commission on September 6, 2007 (Accession No: 0000894189-07-002665) (the “Original Filing”).  Items 1-11 as filed in the Original Filing are incorporated herein by reference in their entirety to this filing.

Item 12. Exhibits.

(a)	(1) Code of ethics of the Registrant’s principal/chief executive officer and principal/chief financial officer is filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Barrett Funds

By (Signature and Title)  /s/ Peter H. Shriver
  Peter H. Shriver, President

Date    12/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Peter H. Shriver
Peter H. Shriver President

Date    12/10/07

By (Signature and Title)    /s/ Paula J. Elliott
Paula J. Elliott, Treasurer

Date   12/10/07